Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 10,104.60
Total Fee Amount	10,104.60
Total Transaction Valuation	66,000,000.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A